Annual Report

June 30, 2001

T. Rowe Price
Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------

Dear Investor

Despite aggressive interest rate cuts by the Federal Reserve, the economy continued to weaken over the past six months. Large-cap growth stocks - especially in technology and telecom - fell sharply, but value stocks of all capitalization sizes outperformed growth. Bonds rallied in response to lower rates and increased demand from investors seeking less volatility. In this difficult environment, your portfolio posted a modestly negative return for the six months but a slight gain for the year.


PERFORMANCE REVIEW

  Performance Comparison
--------------------------------------------------------------------------------

  Periods Ended 6/30/01                            6 Months            12 Months
  ------------------------------------------------------------------------------

  Personal Strategy
  Balanced Portfolio                                 -1.96%                0.86%

  Merrill Lynch-Wilshire
  Capital Market Index                                -3.00               -8.49

  Combined Index Portfolio*                           -2.54               -5.28


  * An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (90-day Treasury bills).

  The portfolio's objective is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash - with 10-percentage-point variations above and below these levels permitted for each asset class.

  The portfolio returned -1.96% for the six months ended June 30. Although we are disappointed with any loss, we were pleased that diversification helped us to avoid the bulk of the trouble so far this year. In addition, returns were ahead of both benchmarks. Its 0.86% one-year return surpassed both the Combined Index Portfolio (a weighted average index that is 60% S&P 500, 30% Lehman Brothers U.S. Aggregate Index, and 10% 90-day Treasury bills) and the Merrill Lynch-Wilshire Capital Market Index by substantial margins.


MARKET ENVIRONMENT

  Interest Rate Levels
--------------------------------------------------------------------------------

                              30-Year              5-Year              90-Day
                        Treasury Bond       Treasury Note       Treasury Bill

  06/30/2000                     5.94                6.25                5.84
  07/31/2000                     5.80                6.16                6.20
  08/31/2000                     5.71                6.02                6.31
  09/30/2000                     5.89                5.90                6.21
  10/31/2000                     5.72                5.73                6.36
  11/30/2000                     5.66                5.52                6.26
  12/31/2000                     5.44                4.98                5.84
  01/31/2001                     5.50                4.77                4.99
  02/28/2001                     5.31                4.65                4.85
  03/31/2001                     5.44                4.56                4.28
  04/30/2001                     5.79                4.88                3.88
  05/31/2001                     5.75                4.91                3.61
  06/30/2001                     5.76                4.95                3.65


  The economy and the markets turned 180 degrees over the past year. At the beginning of 2000, the economy was racing along at a 6% annual growth rate. The Federal Reserve, concerned about unsustainably high growth and the prospect of higher inflation, raised short-term interest rates through the first half of 2000 and maintained those levels for the rest of the year. But by the fourth quarter of 2000, the economy had slowed to around a 1% annual growth rate, and as the unemployment rate began to rise, consumer confidence fell sharply. In January 2001, the Fed reversed course and began a series of interest rate cuts to spur growth and avoid recession. The Fed has lowered short-term interest rates six times since January, reducing the federal funds rate to 3.75% from 6.5%. So far, lower rates have failed to kick-start the economy, which remains stubbornly sluggish.


  Stock Market Returns
  ------------------------------------------------------------------------------

  Periods Ended 6/30/01                            6 Months            12 Months
  ------------------------------------------------------------------------------

  S&P 500 Stock Index                                -6.70%              -14.83%

  Russell 2000 Index                                   6.94                0.66

  MSCI EAFE Index                                    -14.75              -23.63


  Despite a strong rally in April and May, stocks lost ground over the six months ended June 30. Large-cap growth stocks, especially technology-related issues, were hardest hit, as companies continued to warn that earnings would not meet expectations. The S&P 500 Index of large-cap stocks fell nearly 7% for the six months, while the tech-dominated Nasdaq Composite Index lost almost 13%. But as investors fled the high-growth stocks that had dominated the market in 1999 and early 2000, they sought companies with stronger fundamentals and better valuations. As a result, the previously overlooked small-cap sector and value stocks of all capitalization sizes posted strong results. For the six months, the Russell 2000 Value Index gained 12.78% versus the Russell 2000 Growth Index's 0.16% return. Overall, the Russell 2000 Index rose 6.94%. The numbers were even more striking for the 12-month period, as the value index outpaced the growth index by more than 50 percentage points. International stocks suffered as overseas economies weakened. The strong dollar dealt an additional blow, reducing returns for U.S. investors.

  The weak economy, lower interest rates, and stock market volatility spurred investor demand for bonds, boosting intermediate- and short-term bond prices and pushing yields down. Long-term bonds were the exception, as yields rose slightly. Six months ago, the Treasury yield curve reflected the unusual situation in which short-term bond yields exceeded long-term yields, but since then five-year rates have dropped by 3 basis points and 90-day rates by 219 basis points (100 basis points equal one percentage point). Thirty-year rates rose by 32 basis points, as much of the Fed's easing had previously been priced into the long end of the Treasury market. Overall, the Lehman Brothers U.S. Aggregate Index, a broad, unmanaged measure of the domestic bond market, returned 3.62% for the six months and 11.23% for the year, easily outpacing the broad stock market averages for both periods.

PORTFOLIO AND STRATEGY REVIEW

  Our fixed-income holdings contributed positively to performance, with strong returns from both investment-grade and high-yield bonds. Our emphasis on long-term Treasuries hampered results for the six months, as long-term rates rose slightly. Long-term Treasuries contributed positively for the year, however, as rates had declined from June to December 2000.

  Although stocks suffered through a difficult year, the market's renewed interest in company fundamentals sparked a remarkable turnaround in leadership. Investors grew more risk averse, selling the most speculative, volatile stocks and seeking safer havens. Our overweighting of large-cap value stocks relative to large-cap growth helped performance as large-cap value stocks were among our top contributors for both the 6- and 12-month periods. Small-cap stocks also contributed positively to returns. Outside the technology sector, small-caps were attractively valued given their long-term growth potential. Even though small-caps have rebounded from their 1999 lows, many still trade at reasonable price/earnings ratios.

  Consumer cyclicals, consumer services, and business services were our best-performing equity sectors over the past six months. Among our largest holdings, top contributors included H&R Block, the leading U.S. tax preparer; tobacco and food conglomerate Philip Morris; and Waste Management. Negative contributors among major holdings included pharmaceutical firms American Home Products and Pfizer.

  International results were disappointing, and weak European currencies aggravated already negative performance, reducing returns for U.S. investors. Our international portfolio benefited from a focus on valuation at a time when aggressive growth stocks were hardest hit. Laggards included the mobile telecom company Vodafone (U.K.) and telecom equipment maker Nokia (Finland). Wireless telecom service providers have been hurt by a delay in next-generation services, and this uncertain environment has put pressure on equipment manufacturers as well. Despite the setbacks, these companies are dominant in their markets and well positioned for the next wave of mobile telephony and data services.

  We remain positive on the long-term prospects for international stocks. While revenue growth is slowing in Europe as it is elsewhere, many European companies are beginning to benefit from the kind of productivity enhancements we saw in the U.S. in the early 1990s. These companies should be able to improve margins by leveraging much of the technology development of the past few years. Additionally, mergers and acquisitions continue at a brisk pace, allowing for economies of scale that will prepare many of these companies to be more competitive in a unified Europe and globally.

  The portfolio's investment committee meets once a month to review and, if appropriate, adjust the weightings of stocks, bonds, and money market securities, based on market conditions and economic fundamentals. During the first quarter, the committee raised the equity allocation and lowered the fixed-income allocation. We considered this move appropriate given the significant outperformance of bonds relative to stocks in 2000 and early 2001 and because many sectors of the stock market have approached more reasonable valuations. As the second quarter ended, we slightly reduced our overweighting in large-cap value and shifted the assets to large-cap growth. The move was made in light of value's recent outperformance and the belief that the large-cap growth sector had become more reasonably valued.

  As of June 30, the portfolio had 60% of its assets in stocks and 36% in bonds, with the remaining 4% in money market securities and reserves. This represents a roughly neutral asset allocation.

OUTLOOK

  Signs are emerging that the U.S. business cycle is stabilizing, although at a low growth rate. As inventory and business investment adjustments proceed, the Fed's easing should begin to flow through to the economy, pointing to improving U.S. growth later this year and into 2002. However, uncertainties in the global environment merit ongoing attention. We believe the worst of the stock market sell-off is now behind us as investors look ahead to a return to corporate profit growth next year. Bonds should continue to hold their own as interest rates stabilize. We are moderately optimistic about domestic and international financial markets as we move through the remainder of 2001. Nevertheless, the heightened stock market volatility reinforces the need for the broadly diversified investment strategy that the Personal Strategy Balanced Portfolio offers.
  Respectfully submitted,

  Edmund M. Notzon III
  Chairman of the portfolio's Investment Advisory Committee

  July 20, 2001

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.


Portfolio Highlights

Portfolio Overview
--------------------------------------------------------------------------------
                                                    Percent of
                                                    Net Assets
                                                       6/30/01
--------------------------------------------------------------------------------

Reserves                                                   3.7%
--------------------------------------------------------------------------------
  Money Market Funds                                       3.1
  Other Assets Less Liabilities                            0.6
Bonds                                                     36.4%
--------------------------------------------------------------------------------
  U.S. Government Obligations/Agencies                     9.4
  Corporate                                               19.1
  Mortgage-Backed                                          7.9
  Foreign Government Agencies                              0.0
Stocks                                                    59.9%
--------------------------------------------------------------------------------
  10 Largest Holdings                                      8.1%
--------------------------------------------------------------------------------
  American Home Products                                   1.1
  Exxon Mobil                                              1.0
  BP                                                       0.9
  Philip Morris                                            0.9
  Fannie Mae                                               0.8
  Pfizer                                                   0.7
  Citigroup                                                0.7
  Waste Management                                         0.7
  GE                                                       0.7
  H&R Block                                                0.6
--------------------------------------------------------------------------------

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------
                                            Merrill Lynch
                                               - Wilshire            Personal
                             Combined             Capital            Strategy
                                Index              Market            Balanced
                            Portfolio               Index           Portfolio
--------------------------------------------------------------------------------

12/30/1994                     10,000              10,000              10,000
06/30/1995                     11,573              11,561              11,587
06/30/1996                     13,573              13,494              13,399
06/30/1997                     16,738              16,337              16,103
06/30/1998                     20,358              20,012              19,056
06/30/1999                     23,488              22,883              20,874
06/30/2000                     25,018              24,732              22,026
06/30/2001                     23,697              22,633              22,215


Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------
Periods Ended 6/30/01

                                                    Since      Inception
1 Year              3 Years        5 Years      Inception           Date
--------------------------------------------------------------------------------

0.86%                 5.25%         10.64%         13.07%      12/30/94


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's


Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)
--------------------------------------------------------------------------------

                        For a share outstanding throughout each period
                   ----------------------------------------------------------

              6 Months       Year
                 Ended      Ended
               6/30/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of
period        $  15.54   $  16.00   $  16.16   $  15.13   $  13.44   $  12.43

Investment activities
  Net investment
  income (loss    0.24       0.49       0.49       0.47       0.46       0.41

  Net realized and
  unrealized gain
  (loss)         (0.55)      0.35       0.80       1.65       1.93       1.32

  Total from
  investment
  activities     (0.31)      0.84       1.29       2.12       2.39       1.73

Distributions
  Net investment
  income         (0.23)     (0.48)     (0.49)     (0.48)     (0.46)     (0.41)
  Net realized
  gain             -        (0.82)     (0.96)     (0.61)     (0.24)     (0.31)

  Total distri   (0.23)     (1.30)     (1.45)     (1.09)     (0.70)     (0.72)

NET ASSET VALUE
End of
period        $  15.00   $  15.54   $  16.00   $  16.16   $  15.13   $  13.44

Ratios/Supplemental Data
Total
return(diamond   (1.96)%     5.41%      8.41%     14.32%     18.04%     14.21%

Ratio of total
expenses to
average net as    0.90%!     0.90%      0.90%      0.90%      0.90%      0.90%

Ratio of net
investment income
(loss) to average
net assets        3.14%!     3.08%      3.03%      3.04%      3.37%      3.33%

Portfolio turnover
rate             78.8%!     55.4%      51.3%      47.6%      32.8%      51.7%

Net assets,
end of period
(in thousands) $106,363   $109,713   $ 85,259   $ 79,475   $ 63,005   $ 33,263


(diamond)       Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!               Annualized


The accompanying notes are an integral part of these financial statements.


Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

COMMON STOCKS 59.9%

FINANCIAL 11.4%

Bank and Trust 4.5%

ABN AMRO Holding (EUR)                                  2,585   $         49

Allianz (EUR)                                             443            129

Allied Irish Banks (EUR)                                6,600             76

Australia & New Zealand
Banking Group (AUD)                                     4,000             35

Australia & New Zealand
  Banking Group ADR                                     1,500             64

Banca Popolare di Milano (EUR)                          1,400              6

Banco Bradesco ADR                                     10,880             57

Banco de Bilbao Vizcaya
  Argentaria ADR                                       12,000            155

Banco Santiago ADR                                      4,400            100

Bank of America                                        10,000            600

Bank of New York                                        3,400            163

Bank One                                                6,790            243

Bankgesellschaft Berlin (EUR) *                         2,400             19

Bayerische Hypo-und
  Vereinsbank (EUR)                                     1,306             65

BBVA Banco Frances ADR                                  1,795             45

BNP Paribas (EUR)                                         775             68

Charter One Financial                                     605             19

Chittenden                                              3,300            111

Citizens Banking                                        2,700             79

Commonwealth Bank of
  Australia (AUD)                                       5,400             94

DBS (SGD)                                               6,489             48

Deutsche Bank (EUR)                                     1,974            142

Downey Financial                                        2,600            123

Fifth Third Bancorp                                     2,600            156

First Bell Bancorp                                        300              4

First Mariner Bancorp *                                   400              3

Frankfort First Bancorp                                   100              2

Glacier Bancorp                                         1,466             28

Intesa BCI (EUR)                                       39,350            139

J.P. Morgan Chase                                       3,640            162

KBC Bankerzekerings
  (EUR)                                                 1,000             36

Marshall & Ilsley                                         100              5

Mellon Financial                                       11,880            546

Overseas Chinese Banking (SGD)                          8,250             54


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Provident Bankshares                                      900   $         22

Royal Bank of Scotland
  Group (GBP)                                           8,812            194

Societe Generale (EUR)                                    545             32

Southwest Bancorp *                                     1,700             51

State Street                                            3,600            178

Sumitomo Mitsui Bank (JPY)                             15,000            124

Svenska Handelsbanken (SEK)                             5,300             76

UniCredito Italiano (EUR)                              23,300            100

Valley National Bancorp                                 2,645             75

Wells Fargo                                             3,600            167

WestAmerica                                             2,700            106

Yasuda Trust & Banking (JPY) *                         67,000             51

                                                                       4,801

Insurance 3.1%

ACE                                                     5,700            223

Aegon (EUR)                                             1,789             51

American General                                        4,800            223

American International Group                            2,377            205

AMP (AUD)                                               4,400             49

Brown and Brown                                         2,900            122

Harleysville Group                                        900             27

Hartford Financial Services                             1,700            116

Horace Mann Educators                                   2,700             58

Istituto Nazionale delle
  Assicurazioni (EUR) *                                17,601             36

Loews                                                     700             45

London Pacific Group ADR                                1,700             10

Markel *                                                  200             39

Marsh & McLennan                                        2,200            222

PartnerRe                                               1,700             94

Progressive                                               800            108

Selective Insurance                                       700             19

St. Paul Companies                                      7,500            380

Sumitomo Marine & Fire
  Insurance (JPY)                                       9,000             50

Swiss Re (CHF)                                             66            132

UNUMProvident                                          16,000            514

W. R. Berkley                                           1,400             58

XL Capital (Class A)                                    6,200            509

                                                                       3,290

Financial Services 3.8%

American Express                                       11,150            433

Assurances Generales de
  France (EUR)                                            523             29


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                            In thousands


AXA (EUR)                                               2,104   $         60

Capital One Financial                                   1,600             96

Charles Schwab                                          1,850             28

Citigroup                                              14,450            764

Credit Lyonnais (EUR)                                     909             33

Fannie Mae                                              9,820            836

Financial Federal *                                       500             14

Franklin Resources                                      1,300             59

Freddie Mac                                             8,980            629

GIMV (EUR)                                                700             23

Goldman Sachs                                             700             60

Household International                                   100              7

HSBC Holdings (GBP)                                    26,740            317

ING Groep (EUR)                                         2,270            148

ITLA Capital *                                          1,000             18

Lehman Brothers                                           200             16

Merrill Lynch                                             200             12

Morgan Stanley Dean Witter                              2,200            141

Pearson (GBP)                                           2,233             37

Providian Financial                                     3,400            201

Prudential (GBP)                                        6,996             85

                                                                       4,046

Total Financial                                                       12,137

UTILITIES 3.8%

Telephone 2.1%

AirGate PCS                                               300             16

AT&T                                                    7,479            165

BellSouth                                               3,700            149

KPN (EUR)                                               2,057             12

Nextel Communications *                                 1,400             25

Portugal Telecom (EUR) *                                1,600             11

Rural Cellular (Class A) *                                300             14

SBC Communications                                      7,120            285

Sprint                                                 11,800            252

Sprint PCS *                                            7,100            171

Swisscom (CHF)                                            134             32

TDC A/S (DKK)                                             400             14

Telebras ADR                                            1,600             75

Telecom Corp of
  New Zealand (NZD)                                     5,000             11

Telecom Corp. of
  New Zealand ADR                                       1,000             18

Telecom Italia (EUR)                                   11,230            101


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands


Telecom Italia Mobile (EUR)                            19,600   $        100

Telefonica ADR                                          2,951            110

Telefonos de Mexico (Telmex)
  (Class L) ADR                                         4,200            147

Vodafone (GBP)                                          2,227              5

Vodafone ADR                                           21,900            489

Western Wireless *                                        500             22

                                                                       2,224

Electric Utilities 1.5%

Calpine *                                                 100              4

Cleco                                                   5,700            130

Duke Energy                                               700             27

E.On (EUR)                                              2,258            118

Electrobras                                             5,400             32

Exelon                                                  5,975            383

FirstEnergy                                             5,192            167

GPU                                                     1,300             46

Hong Kong Electric
  Holdings (HKD)                                       15,000             58

Iberdrola (EUR)                                         9,500            122

Powergen (GBP)                                          7,350             74

Scottish & Southern Energy (GBP)                        8,500             80

Sony (JPY)                                              1,800            118

TXU                                                     3,940            190

Unisource Energy                                          400              9

                                                                       1,558

Water Utilities 0.2%

Suez Lyonnaise des Eaux (EUR)                           6,495            209

                                                                         209

Total Utilities                                                        3,991


CONSUMER NONDURABLES 12.1%

Cosmetics 0.6%

Chattem *                                                 700              7

Gillette                                                6,200            180

International Flavors & Fragrances                     11,900            299

Kao (JPY)                                               3,000             75

L'Oreal (EUR)                                           1,530             99

                                                                         660

Beverages 0.9%

Allied Domecq (GBP)                                     8,090             51

Anheuser-Busch                                          7,000            288

Coca-Cola                                               4,100            184

Diageo ADR                                              1,623             71


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

x                                                  Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

Femsa UBD Units
  (Represents 1 Series B and
  4 Series D shares) (MXN)                             18,500   $         79

PepsiCo                                                 5,360            237

                                                                         910

Food Processing 1.3%

American Italian Pasta *                                  800             37

Campbell                                                7,600            196

Carrefour (EUR)                                         1,241             66

Danisco (DKK)                                             200              7

Eridania Beghin-Say (EUR)                                 264             22

G.I.B. Group (EUR)                                        900             37

General Mills                                           7,660            335

International Multifoods                                2,600             54

Nestle (CHF)                                              730            155

Ralston Purina                                          9,140            274

Sara Lee                                                3,960             75

Seneca Foods (Class A) *                                  300              4

Seneca Foods (Class B) *                                  300              4

Unilever                                                1,585             94

                                                                       1,360

Hospital Supplies/Hospital Management 1.1%

Abbott Laboratories                                     2,200            106

Airgas *                                                2,300             27

Baxter                                                  5,000            245

Cephalon *                                                976             69

HCA-Healthcare                                          1,900             86

Hooper Holmes                                           3,000             31

Lincare *                                               2,600             78

Medtronic                                               1,000             46

Mentor                                                  2,500             71

Molecular Devices *                                       200              4

Pall                                                   11,800            278

Renal Care *                                            1,250             41

Steris *                                                1,500             30

Terumo (JPY)                                            3,000             55

Unilab *                                                  600             15

                                                                       1,182

Pharmaceuticals 4.3%

Allergan                                                1,800            154

American Home Products                                 19,480          1,139

Amgen *                                                 1,600             97

Arena Pharmaceuticals *                                   200              6

AstraZeneca Group (GBP)                                 2,661            124

Aurora Biosciences *                                      400             12


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands


Chugai Pharmaceutical (JPY)                             2,000   $         31

Forest Laboratories *                                     300             21

Genentech *                                             1,700             94

GlaxoSmithKline (GBP)                                   7,105            200

GlaxoSmithKline                                         3,800            214

IDEC Pharmaceuticals *                                  1,200             81

Incyte Genomics *                                         400             10

Johnson & Johnson                                       6,360            318

King Pharmaceuticals *                                  1,100             59

MedImmune *                                             3,100            146

Novartis (CHF)                                         10,560            382

Noven Pharmaceuticals *                                   300             12

Novo Nordisk (DKK)                                        500             22

NPS Pharmaceuticals *                                     500             20

OSI Pharmaceuticals *                                     100              5

Pfizer                                                 19,495            781

Pharmacia                                               5,718            263

Regeneron Pharmaceuticals *                               300             10

Schering-Plough                                         6,400            232

Shire Pharmaceuticals (GBP)*                            3,907             71

Syngenta (CHF) *                                          130              7

Takeda Chemical Industries (JPY)                        2,000             93

Triangle Pharmaceuticals *                              1,600              8

Trimeris *                                                300             15

                                                                       4,627


Healthcare Services 0.7%

AmeriPath *                                             1,900             56

Boron LePore & Associates *                               300              4

CIGNA                                                     900             86

Fresenius (EUR)                                           218             19

Laboratory Corp. of America *                             600             46

Orthodontic Centers of America *                          700             21

Packard BioScience *                                      300              3

UnitedHealth                                            5,800            358

Wellpoint Health Networks *                             1,700            160

Wilson Greatbatch Technologies *                        1,100             32

                                                                         785

Biotechnology 0.2%

Abgenix *                                                 200              9

Alkermes *                                                800             28

COR Therapeutics *                                        600             18

Cubist Pharmaceuticals *                                  300             11

CV Therapeutics *                                         100              6

Deltagen *                                                400              4

EDEN Bioscience *                                         200              2


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Edwards Lifesciences *                                  1,200   $         32

Gilead Sciences *                                         200             12

Inhale Therapeutic Systems *                            1,500             34

Neose Technologies *                                      100              4

Neurocrine Biosciences *                                  600             24

QIAGEN (EUR) *                                            297              7

Serologicals *                                            900             19

ViroPharma *                                              400             14

                                                                         224

Miscellaneous Consumer Products 3.0%

Bridgestone (JPY)                                       2,000             21

Coach *                                                   300             11

Colgate-Palmolive                                       6,280            370

Culp                                                      900              4

Dan River *                                             1,600              4

Electrolux (Class B) (SEK)                              2,300             32

Energizer *                                             3,246             75

Harcourt General                                        5,300            308

J. Sainsbury (GBP)                                     22,482            140

Lion Nathan (AUD)                                      26,300             58

Mattel                                                 14,400            272

Newell Rubbermaid                                       5,000            126

Nintendo (JPY)                                            300             55

Philip Morris                                          18,680            948

Philips Electronics ADR                                 2,650             70

Pioneer Electronic (JPY)                                5,000            152

Polymer Group                                           1,100              2

QuikSilver *                                            1,000             25

Reebok *                                                  700             22

Sola *                                                  2,800             40

Stride Rite                                             3,400             29

Unifi *                                                 1,200             10

UST                                                     9,130            264

Wacoal (JPY)                                            5,000             54

Yue Yuen Industrial (HKD)                              31,000             62

                                                                       3,154

Total Consumer Nondurables                                            12,902


CONSUMER SERVICES 6.0%

Restaurants 0.1%

Applebee's                                              1,350             43

BUCA *                                                  1,600             35

PJ America *                                              400              3

Ruby Tuesday                                            2,600             44


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands


Uno Restaurant *                                          800   $          8

                                                                         133

General Merchandisers 0.6%

Bon-Ton Stores *                                        2,400              7

Casey's General Stores                                  4,400             57

Columbia Sportswear *                                   1,100             56

Neiman Marcus *                                         1,700             53

Target                                                  3,200            111

Tesco (GBP)                                            13,736             50

Wal-Mart                                                4,300            210

Wal-Mart de Mexico (MXN)                               33,200             90

                                                                         634

Specialty Merchandisers 1.8%

Adidas-Salomon (EUR)                                      292             18

Albertson's                                             8,800            264

Christian Dior (EUR)                                    1,406             51

CVS                                                     1,428             55

Home Depot                                              3,600            168

Kroger *                                                7,600            190

Netegrity *                                               500             15

Nordstrom                                               9,900            184

O' Charley's *                                          2,700             52

Omron (JPY)                                             2,000             36

Safeway *                                               5,100            245

Toys "R" Us *                                          14,400            356

Tupperware                                              9,600            225

Ultimate Electronics *                                    600             19

Urban Outfitters *                                      1,100             12

Wild Oats Markets *                                       700              7

                                                                       1,897

Entertainment and Leisure 0.8%

Disney                                                 14,700            425

Houghton Mifflin                                        1,300             78

Hutchison Whampoa (HKD)                                22,600            228

MGM Grand *                                             1,900             57

Papa John's *                                             600             15

Sonic *                                                   850             27

                                                                         830

Media and Communications 2.6%

America Movil ADR, (Series L)                           4,200             88

American Tower Systems
  (Class A) *                                             200              4

AOL Time Warner *                                       9,500            503

Asatsu (JPY)                                            1,000             20

AT&T Liberty Media (Class A) *                          5,500             96


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands


Clear Channel Communications *                          3,901   $        245

Comcast (Class A Special) *                             3,400            148

Crown Castle *                                          2,600             43

Elsevier (EUR)                                          2,084             26

Emmis Broadcasting (Class A) *                          1,400             43

Entercom Communications *                                 500             27

Fox Entertainment Group
  (Class A) *                                           2,300             64

McGraw-Hill                                             1,500             99

Mediaset (EUR)                                          4,300             36

News Corporation ADR                                    1,700             63

Pegasus Communications *                                  600             13

Publishing & Broadcasting (AUD)                         9,000             42

R.R. Donnelley                                         21,200            630

Sinclair Broadcast (Class A) *                          3,200             33

THOMSON Multimedia (EUR) *                                462             15

TMP Worldwide *                                         2,000            120

Viacom (Class B) *                                      6,890            356

Young Broadcasting (Class A) *                          1,100             37

                                                                       2,751

Printing and Publishing 0.1%

Reed International (GBP)                               18,346            163

                                                                         163

Total Consumer Services                                                6,408


CONSUMER CYCLICALS 3.0%

Automobiles and Related 0.5%

A.O. Smith (Class B)                                    2,650             47

Cycle & Carriage (SGD)                                  4,000              7

DaimlerChrysler (EUR)                                     944             43

Fiat (EUR)                                                800             16

Honda Motor (JPY)                                       1,000             44

Honda Motor ADR                                           300             26

Isuzu Motors (JPY) *                                   11,000             24

Keystone Automotive *                                   1,600             19

Littelfuse *                                            2,300             62

NSK (JPY)                                               7,000             30

PSA Peugeot Citroen (EUR)                                  80             22

Renault (EUR)                                             389             18

Strattec Security *                                       400             14

Volkswagen (EUR)                                        2,108             99

Volvo (SEK)                                               400              6

                                                                         477


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

Building and Real Estate 2.0%

Accor (EUR)                                               485   $         20

Apartment Investment & Management, REIT                   500             24

Arden Realty, REIT                                      2,000             53

CapitaLand (SGD)                                        7,000             10

Cemex Participating Certificates
(Represents 2 Series A and
  1 Series B shares) (MXN)                             17,258             92

Cheung Kong (HKD)                                      12,000            131

City Developments (SGD)                                 5,000             19

EastGroup Properties, REIT                              2,400             54

Federal Realty Investment Trust, REIT                  13,000            270

Gables Residential Trust, REIT                          1,900             57

Glenborough Realty Trust, REIT                          2,100             41

JP Realty, REIT                                         2,200             54

Lasalle Hotel Properties                                1,600             29

Parkway Properties, REIT                                2,000             70

Reckson Associates Realty (Class B), REIT                 626             15

Reckson Associates Realty, REIT                        12,400            285

RMC (GBP)                                               5,192             50

Simco (EUR)                                               237             15

Simon Property Group, REIT                             10,296            309

Singapore Land (SGD)                                    5,000             11

Starwood Hotels & Resorts Worldwide, REIT              10,000            373

Washington, REIT                                        1,700             40

Westfield Trust (AUD)                                  33,500             57

Woodhead Industries                                     2,000             34

                                                                       2,113


Miscellaneous Consumer Durables 0.5%

CompX                                                   1,000             12

Eastman Kodak                                           8,700            406

Harman                                                  3,400            130

Intranet Solutions *                                      600             23

                                                                         571

Total Consumer Cyclicals                                               3,161


TECHNOLOGY 4.0%

Electronic Components 1.0%
Altera *                                                2,900             84

American Superconductor *                                 400             10

Analog Devices *                                        3,100            134


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                            In thousands


Analogic                                                1,100   $         50

Artesyn Technologies *                                  2,000             26

ASM Lithography (EUR) *                                   725             16

ATMI *                                                  1,400             42

Benchmark Electronics *                                 1,400             34

Brocade Communications Systems *                          800             35

EMC *                                                   3,400             99

Epcos (EUR)                                               448             25

Exar *                                                  1,100             22

Intel                                                   2,400             70

Jabil Circuit *                                         1,500             46

Kyocera (JPY)                                             600             53

LSI Logic *                                               300              6

Maxim Integrated Products *                             2,900            128

Methode Electronics (Class A)                           2,900             25

MKS Instruments *                                       1,500             43

QLogic *                                                  300             19

QuickLogic *                                            1,100              7

Sez Holding (CHF)                                         270             16

Sipex *                                                   800              9

Texas Instruments                                         900             29

Xilinx *                                                1,300             54

                                                                       1,082

Electronic Systems 0.7%

Applied Materials *                                     2,100            103

Applied Micro Circuits *                                  800             14

Armor Holdings *                                        3,400             51

Black Box *                                             1,200             81

Dell Computer *                                         3,800             99

Flextronics *                                           7,400            193

KLA-Tencor *                                              800             47

Lifeline Systems *                                        700             14

Lo-Jack *                                               1,500              9

Waters Corporation *                                    3,200             88

                                                                         699

Information Processing 0.2%

F. Y. I. *                                              1,600             66

Hitachi (JPY)                                           3,000             29

Hitachi ADR                                               800             79

IBM                                                       200             23

                                                                         197

Office Automation 0.0%

Technitrol                                              1,600             42

                                                                          42


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands

Specialized Computer 0.1%

Activision *                                              500   $         19

Sun Microsystems *                                      1,200             19

Symbol Technologies                                     1,400             31

Virata *                                                  400              5

                                                                          74

Telecommunications 1.6%

Airnet Communications *                                   100              0

Alcatel (EUR)                                           3,595             75

Avaya *                                                   366              5

China Mobile (Hong Kong) ADR *                          1,600             43

CIENA *                                                 1,400             53

Cisco Systems *                                        11,900            217

Colt Telecom Group (GBP) *                              1,718             12

Corning                                                 7,900            132

Deutsche Telekom (EUR)                                  6,482            148

Ditech Communications *                                   500              4

Draka Holdings (EUR)                                      381             19

eircom (EUR)                                            4,700              5

France Telecom ADR                                      1,800             87

Harmonic *                                              1,400             14

JDS Uniphase *                                          1,660             21

Kingston Commerce Hull (GBP) *                         14,148             24

KPNQwest (EUR) *                                          504              4

LM Ericsson (Class B) ADR                              17,200             93

Lucent Technologies                                    10,200             63

Nokia ADR                                              15,000            331

NTT DoCoMo (JPY)                                            7            122

Pacific Century CyberWorks ADR                          1,722              5

PECO II *                                                 800              5

QUALCOMM *                                              1,400             82

Singapore Telecommunications
  (SGD)                                                33,000             34

Sonera (EUR)                                            2,200             17

Stratos Lightwave *                                     2,871             37

Tekelec *                                                 800             22

Telstra (AUD)                                          15,000             41

United Pan-Europe Communications
  (EUR) *                                               2,306              6

VYYO *                                                    300              0

West Corporation *                                        800             18

                                                                       1,739

Aerospace and Defense 0.2%

DONCASTERS ADR *                                          300              8

Harsco                                                  2,000             54


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands


Honeywell                                               1,700   $         60

United Technologies                                       700             51

Woodward Governor                                         600             51

                                                                         224

E-Commerce 0.2%

VeriSign *                                              2,500            150

                                                                         150

Total Technology                                                       4,207


EDUCATION 0.0%

Education 0.0%

ITT Educational Services *                                100              5

Societe BIC (EUR)                                         578             21

Total Education                                            26


CAPITAL EQUIPMENT 1.7%

Electrical Equipment 1.3%
ABB (CHF)                                               4,440             67

Bang & Olufsen (Class B) (DKK)                            700             16

Canon (JPY)                                             3,000            121

GE                                                     14,300            697

Getronics (EUR)                                         1,147              5

hi/fn *                                                   600              9

LSI Industries                                          1,100             26

Matsushita Electric Industrial
  (JPY)                                                10,000            156

Mitsubishi Electric (JPY)                              26,000            129

Tyco                                                    3,352            183

                                                                       1,409

Machinery 0.4%

Actuant *                                                 720             12

Alstom (EUR)                                              854             24

Brooks Automation *                                       700             32

Danaher                                                   800             45

Deere                                                   5,500            208

GKN (GBP)                                               2,179             21

IDEX                                                      300             10

Newport                                                   100              3

NN Ball & Roller                                          900             10

Saurer (CHF) *                                             47             15
                                                                         380

Total Capital Equipment                                                1,789


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands

BUSINESS SERVICES AND TRANSPORTATION 5.2%

Computer Service and Software 1.8%

Actuate *                                                 800   $          8

Adobe Systems                                           1,700             80

Alliance Data Systems *                                 1,100             16

Analysts                                                1,800              8

Automatic Data Processing                               2,980            148

Autonomy (GBP) *                                        1,609              9

BISYS *                                                 1,300             77

Cambridge Technology Partners *                           800              3

Check Point Software Technologies *                       250             13

Concord Communications *                                  600              5

Digital Impact *                                        1,600              2

Eidos (GBP) *                                           5,378             19

Electronic Arts *                                         200             12

Electronic Data Systems                                   300             19

First Data                                              5,834            375

Genomica *                                                100              0

Igate Capital *                                         1,400              5

ITOCHU (JPY)                                              100             11

Jack Henry & Associates                                   200              6

Juniper Networks *                                        100              3

Keynote Systems *                                         900             10

Microsoft *                                             7,040            514

net.Genesis *                                             600              0

NetIQ *                                                 1,184             37

Openwave Systems *                                        800             28

Oracle *                                                3,900             74

Packeteer *                                             1,500             19

Peregrine Systems *                                       200              6

Pixelworks *                                            1,000             36

Progress Software *                                     3,500             57

Quest Software *                                          200              7

Register.com *                                            400              6

SAP (EUR)                                                 472             66

Siebel Systems *                                        1,800             84

Sonicwall *                                               400             10

SPSS *                                                    500              8

Telecommunication Systems *                               100              0

Teleplan (EUR) *                                          199              5

USinternetworking *                                     2,700              3

ValiCert *                                              1,100              3

VERITAS Software *                                      1,575            105

Verity *                                                  800             16

Zebra Technologies (Class A) *                            400             20

                                                                       1,933


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands

Distribution Services 0.3%

Cardinal Health                                           600   $         41

Compass (GBP) *                                         5,586             45

MSC *                                                   1,100             19

Primesource                                             1,200              5

SCP Pool *                                              2,300             79

TNT Post Group (EUR)                                      929             20

United Stationers *                                     1,400             44

Watsco (Class A)                                        2,000             28

                                                                         281

Environmental 0.0%

CUNO *                                                  1,300             39

IT Group *                                              1,800             12

Waterlink *                                             1,300              0

                                                                          51

Transportation Services 0.3%

Bergesen (NOK)                                          2,300             42

C.H. Robinson Worldwide                                   800             22

Comfort Systems USA *                                   1,300              5

EGL *                                                     450              8

Expeditors International
  of Washington                                         1,000             60

Forward Air *                                           1,100             33

Heartland Express *                                       250              5

Hub Group (Class A) *                                     300              4

International Shipholding                                 500              5

Seacor Smit                                             1,300             61

UTi Worldwide                                           1,900             30

                                                                         275

Miscellaneous Business Services 2.2%

AnswerThink *                                             400              4

Cendant *                                               2,600             51

Concord EFS *                                           3,600            187

Corio (EUR) *                                           1,148             25

Electro Rent *                                          1,500             24

G&K Services                                            1,100             30

Global Payments                                           700             21

Guardian IT (GBP)                                       2,444             21

H&R Block                                               9,900            639

Herman Miller                                             600             15

Insituform Technologies
  (Class A) *                                           1,900             69

Iron Mountain *                                         2,000             90

Ivex Packaging *                                        2,100             40

kforce.com *                                              308              2


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands


Logica (GBP)                                            1,772   $         22

Maximus *                                               2,000             80

McGrath RentCorp                                          700             17

MPW Industrial Services                                 2,500              3

New England Business Service                            2,100             40

Omnicom                                                 1,500            129

Strayer Education                                       1,100             54

Syngenta *                                                385              4

Tetra Tech *                                            2,812             76

Waste Management                                       23,322            719

                                                                       2,362

Airlines 0.1%

Midwest Express *                                       1,400             24

Singapore Airlines (SGD)                                8,000             56

                                                                          80

Railroads 0.5%

Norfolk Southern                                       22,900            474

Railtrack Group (GBP)                                   5,089             24

                                                                         498

Total Business Services and Transportation                             5,480


ENERGY 5.8%

Energy Services 1.1%

Atwood Oceanics *                                         900             32

Baker Hughes                                           17,500            586

BJ Services *                                           2,400             68

Coflexip (EUR)                                            141             21

Cooper Cameron *                                          200             11

Global Power Equipment *                                  100              3

Grant Prideco *                                           200              4

Hydril *                                                  600             14

Johnson Electric Holdings (HKD)                       126,600            173

Kansai Electric Power (JPY)                             4,000             68

Smith *                                                   200             12

Tokyo Electric Power (JPY)                              3,000             78

Transocean Sedco Forex                                  1,000             41

W-H Energy Services *                                     600             11

Weatherford International *                               300             14

                                                                       1,136

Exploration and Production 0.7%

Barrett Resources *                                        14              1

Chieftain *                                             1,500             43

Forest Oil *                                            1,300             36

Key Energy Services *                                   3,600             39

National Oilwell *                                      1,000             27


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Noble Affiliates                                        1,600   $         57

Santos (AUD)                                            9,000             30

Unocal                                                 12,430            424

XTO Energy                                              4,150             60

                                                                         717

Integrated Petroleum - Domestic 0.7%

Amerada Hess                                            1,300            105

Conoco (Class B)                                        4,877            141

USX-Marathon                                           18,160            536

                                                                         782

Integrated Petroleum - International 3.3%

BP                                                     19,338            964

Chevron                                                 3,100            281

ENI (EUR)                                               3,650             44

ENI SPA ADR                                             1,400             86

Exxon Mobil                                            11,907          1,040

Petroleo Brasileiro
  (Petrobras) ADR                                       3,700             87

Repsol ADR                                              2,600             43

Royal Dutch Petroleum ADR                               6,700            390

Shell Transport & Trading (GBP)                        13,900            116

Shell Transport & Trading ADR                           2,100            106

Texaco                                                  2,340            156

TotalFinaElf (EUR)                                        843            118

TotalFinaElf ADR                                        1,196             84

                                                                       3,515

Gas Transmission 0.0%

El Paso Energy                                          1,000             52

                                                                          52

Total Energy                                                           6,202


PROCESS INDUSTRIES 2.5%

Diversified Chemicals 0.6%

Arch Chemicals                                          2,000             44

Cabot Microelectronics *                                  700             43

Dow Chemical                                            8,300            276

DuPont                                                  1,584             77

Hercules                                               12,600            142

Rhodia (EUR)                                            1,477             16

                                                                         598

Specialty Chemicals 1.0%

3M                                                      3,370            384

BASF (EUR)                                              3,670            145

Great Lakes Chemical                                    6,210            192

Hoechst (EUR)                                             794             37


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Imperial Chemical (GBP)                                 1,600   $          9

Imperial Chemical ADR                                   1,300             31

MacDermid                                                 200              4

Mitsubishi (JPY)                                       20,000            161

Norsk Hydro (NOK)                                       1,500             64

Sumitomo Chemicals (JPY)                               14,000             63

                                                                       1,090

Paper and Paper Products 0.4%

Buckeye Technologies *                                  1,700             25

Jefferson Smurfit (EUR)                                   109              0

Kimberly-Clark                                          5,300            296

Kimberly-Clark de Mexico
  (Class A) (MXN)                                      30,200             90

Smurfit-Stone Container *                                 700             11

                                                                         422

Forest Products 0.4%

Georgia-Pacific                                         4,417            150

Weyerhaeuser                                            5,100            280

                                                                         430

Building and Construction 0.1%

Dal-Tile *                                              2,300             43

Eiffage (EUR)                                             197             14

Lafarge (EUR)                                             223             19

Layne Christensen *                                       300              2

Pilkington (GBP)                                       21,919             31

Simpson Manufacturing *                                   700             42

Trex *                                                    200              4

U.S. Aggregates                                           900              1

                                                                         156

Total Process Industries                                               2,696


BASIC MATERIALS 1.1%

Metals 0.9%

Alcoa                                                  11,968            471

Gibraltar Steel                                           500             10

Material Sciences *                                     1,500             15

Matthews (Class A)                                      2,500            110

Pechiney (EUR)                                            440             22

Phelps Dodge                                            8,400            349

Reliance Steel & Aluminum                                 500             13

                                                                         990

Mining 0.2%

Lihir Gold (USD) *                                     29,900             14

Newmont Mining                                            798             15

Rio Tinto (AUD)                                         6,400            111


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                        In thousands


Union Miniere (EUR)                                     1,300   $         52

                                                                         192

Miscellaneous Materials 0.0%

Malayan Cement (MYR)                                    7,500              2

                                                                           2

Total Basic Materials                                                  1,184


MISCELLANEOUS 0.0%

Miscellaneous 0.0%

Eidos (GBP)                                             1,792              2

Portugal Telecom (EUR)                                  1,600              0

                                                                           2

Conglomerates 0.0%

Orkla (NOK)                                               714             13

                                                                          13

Total Miscellaneous                                                       15


FOREIGN 3.2%

Europe 1.5%

AVA (EUR) *                                               300             10

Aventis (EUR)                                           2,816            225

Bank of Scotland, (144a) (GBP)                         29,483            333

BNL (EUR)                                               5,300             17

Bollore Investissements (EUR)                             295             14

Brembo (EUR)                                            1,900             14

Cap Gemini (EUR)                                          372             27

Cookson Group (GBP)                                    14,325             26

Credit Suisse Group (CHF) *                             1,020            168

CSM (EUR)                                               1,428             30

DBV- Winterthur Holding (EUR)                             906             33

Den Norske Bank (NOK)                                   1,700              7

Deutz (EUR) *                                           6,000             14

Direkt Anlage Bank (EUR) *                                929             13

Elior (EUR)                                             1,888             21

EM.TV (EUR) *                                             300              1

EMAP (GBP)                                              4,174             41

EMI (GBP)                                               6,890             39

Enterprise Oil (GBP)                                    4,350             36

Fortis (EUR)                                            1,400             34

Granada Compass (GBP)                                   5,586             12

Heineken (EUR)                                            760             31

Ifil (EUR)                                              1,000              6

International Media (EUR) *                               350              8

Metro (EUR)                                               380             14


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

Muenchener Rueckversicherungs-
  Gesellschaft (EUR)                                      245   $         68

  MVV Energie (EUR)                                       751             10

  Nordic Baltic Holding (SEK)                          13,833             80

  Novozymes (DKK)                                         100              2

  OMV (EUR)                                                50              4

  Pace Micro Technology (GBP)                           2,424             13

  Prosegur Seguridad (EUR)                              3,100             40

  Publicis Groupe (EUR)                                 1,295             31

  Radiometer (DKK)                                        600             13

  Remy Cointreau (EUR) *                                  839             24

  Sandvik (SEK)                                         1,500             30

  Seat Pagine Gialle (EUR) *                              544              1

  Securitas (Class B) (SEK)                             1,100             19

  SGL Carbon (EUR) *                                      200              7

  Sodexho Alliance (EUR)                                  416             19

  Svenska Cellulosa (SEK)                               2,300             49

  Swatch Group (CHF) *                                     93             20

  Thiel Logistik (EUR)                                    424              7

  Zodiac (EUR) *                                           48             12

                                                                       1,623

Far East 1.3%

  Advantest (JPY)                                         400             34

  Citizen Watch (JPY)                                   7,000             43

  Cosmo Oil (JPY)                                      12,000             30

  Daito Trust Construction (JPY)                        1,200             20

  Disco (JPY)                                             500             29

  Enix (JPY)                                            2,000             50

  Fujikura (JPY)                                       22,000            134

  Glory (JPY)                                           1,000             16

  Goldcrest (JPY)                                         500             27

  Goldcrest (JPY) *                                       250             14

  Mizuho Holdings (JPY)                                    41            191

  Mochida Pharmaceutical (JPY)                          3,000             25

  MYCAL (JPY) *                                        10,000             11

  Nippon Electric Glass (JPY)                           1,000             14

  Nippon Yusen (JPY)                                   11,000             44

  Nissan Motor (JPY)                                   16,000            110

  Oji Paper (JPY)                                       8,000             40

  Sekisui Chemical (JPY)                                8,000             33

  Singapore Press (SGD)                                 4,000             44

  Sumitomo Trust and Banking (JPY)                      9,000             57

  Takashimaya (JPY)                                     6,000             42

  Teijin (JPY)                                         18,000            101

  Tokyo Seimitsu (JPY)                                  1,000             51


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


  Yakult Honsha (JPY)                                   7,000   $         75

  Yamada Denki (JPY)                                      500             41

  Yamaguchi Bank (JPY)                                  5,000             31

  Yokogawa Electric (JPY)                               2,000             18

                                                                       1,325

Other Foreign 0.4%

Bouygues (EUR)                                          1,287             44

Companhia Vale do Rio Doce ADR                          2,500             58

San Paolo IMI (EUR)                                       231              3

Siemens (EUR)                                           2,362            145

Unibanco GDR                                            2,700             69

Woolworths (AUD)                                       27,500            154

                                                                         473

Total Foreign                                                          3,421

Total Miscellaneous Common Stocks 0.1%                                    49

Total Common Stocks (Cost $57,853)                                    63,668


CORPORATE BONDS 16.8%

Actuant, 13.00%, 5/1/09                                50,000             52

Adelphia Communications
  Sr. Notes
  9.375%, 11/15/09                                     75,000             72

  10.875%, 10/1/10                                     25,000             25

AFC Enterprises
  Sr. Sub. Notes
  10.25%, 5/15/07                                      75,000             78

AGCO
  Sr. Notes, (144a)
  9.50%, 5/1/08                                        50,000             49

Agrosy Gaming
  Sr. Sub. Notes
  10.75%, 6/1/09                                       25,000             27

AIG SunAmerica Global Financing
  Sr. Notes, (144a)
  7.60%, 6/15/05                                      250,000            267

Alaska Communications
  Sr. Sub. Notes
  9.375%, 5/15/09                                     100,000             82

Alaska Steel
  Sr. Notes
  9.125%, 12/15/06                                     75,000             77

Alcoa, Sr. Notes, 7.375%, 8/1/10                      150,000            158


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands

Alliant Techsystems
  Sr. Sub. Notes, (144a)
  8.50%, 5/15/11                                       75,000   $         76

Allied Holdings
  Sr. Notes
  8.625%, 10/1/07                                      75,000             50

American Builders & Contractors Supply
  Sr. Sub. Notes
  10.625%, 5/15/07                                    100,000             92

American Cellular
  Sr. Sub. Notes, (144a)
  9.50%, 10/15/09                                      75,000             70

American Electric Power
  Sr. Notes
  6.125%, 5/15/06                                      95,000             94

American Standard
  Sr. Notes
  7.625%, 2/15/10                                      50,000             49

  9.25%, 12/1/16                                       31,000             32

Amerigas
  Sr. Notes
  (144a), 10.00%, 4/15/06                             100,000            101

  10.125%, 4/15/07                                     50,000             51

Ameristar Casinos
  Sr. Sub. Notes, (144a)
  10.75%, 2/15/09                                     150,000            157

Amkor Technology
  Sr. Notes, (144a)
  9.25%, 2/15/08                                       75,000             70

Anteon
  Sr. Sub. Notes
  12.00%, 5/15/09                                      50,000             49

AOL Time Warner
  Sr. Notes
  7.625%, 4/15/31                                      90,000             90

Applied Extrusion Technologies
  Sr. Notes, (144a)
  10.75%, 7/1/11                                       50,000             51

Arvin Inds, 7.125%, 3/15/09                            50,000             44

Asat Finance
  Sr. Notes
  12.50%, 11/1/06                                      48,750             46


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                            In thousands

Associated Materials
  Sr. Sub. Notes
  9.25%, 3/1/08                                       100,000   $         98

AT&T Liberty Media
  Sr. Notes
  6.00%, 3/15/09                                      150,000            140

Avis Group
  Sr. Sub. Notes
  11.00%, 5/1/09                                      100,000            111

B&G Foods
  Sr. Sub. Notes
  9.625%, 8/1/07                                       25,000             21

Ballys Total Fitness
  Sr. Sub. Notes
  9.875%, 10/15/07                                    200,000            197

  Bank Hawaii, 6.875%, 3/1/09                          50,000             47

Bank of America
  Sr. Sub. Notes
  7.40%, 1/15/11                                      150,000            156

Barclays
  Sr. Sub Notes
  7.40%, 12/15/09                                     115,000            121

Bethlehem Steel
  10.375%, 9/1/03                                      50,000             13

Briggs & Stratton
  Sr. Notes, (144a)
  8.875%, 3/15/11                                     100,000            100

British Telecommunications
  Sr. Notes, STEP
  0%, 12/15/10                                        150,000            159

BWAY
  Sr. Sub. Notes
  10.25%, 4/15/07                                      50,000             48

Capital One Financial
  Sr. Notes
  8.25%, 6/15/05                                      150,000            155

Centerpoint Properties
  MTN, Sr. Notes
  7.90%, 1/15/03                                      250,000            258

Charter Communications
  Sr. Notes
  (144a), 10.00%, 5/15/11                              75,000             76

  11.125%, 1/15/11                                     75,000             79


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands

Cinemark USA
  Sr. Sub. Notes
  8.50%, 8/1/08                                        50,000   $         41

Citigroup
  Sr. Notes
  6.75%, 12/1/05                                      275,000            284

CMS Energy
  Sr. Notes
  9.875%, 10/15/07                                     75,000             79

Coinmach
  Sr. Notes
  11.75%, 11/15/05                                     50,000             52

Comcast, Sr. Notes
  6.75%, 1/30/11                                      150,000            147

Comstock Resources, Sr. Notes
  11.25%, 5/1/07                                       50,000             53

Container Corp. of America
  Sr. Notes
  9.75%, 4/1/03                                        50,000             51

  Sr. Notes, Gtd
  10.75%, 5/1/02                                       25,000             26

Cott, Sr. Notes
  8.50%, 5/1/07                                        50,000             50

  9.375%, 7/1/05                                       50,000             51

Countrywide Funding
  Sr. Notes, 5.25%, 5/22/03                           115,000            115

Cross Timbers Oil
  Sr. Sub Notes
  8.75%, 11/1/09                                       50,000             50

CSC, 7.875%, 2/15/18                                  100,000             91

Dan River, Sr. Sub. Notes
  10.125%, 12/15/03                                   100,000             60

Delhaize America, (144a)
  8.125%, 4/15/11                                      60,000             63

Delta Mills, Sr. Notes
  9.625%, 9/1/07                                       80,000             61

Dime Bancorp, 7.00%, 7/25/01                          150,000            150

Dobson Communications
  Sr. Notes, 10.875%, 7/1/10                           50,000             51

Dow Chemical
  Sr. Notes, 6.125%, 2/1/11                           250,000            242

DTE Energy, 6.45%, 6/1/06                             125,000            126

Dyersburg, Sr. Sub Notes
  9.75%, 9/1/07                                        50,000              3


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands

Dyncorp, Sr. Sub Notes
  9.50%, 3/1/07                                        50,000   $         47

Eastman Kodak
  MTN 6.375%, 6/15/06                                  95,000             94

El Paso Energy Partners
  Sr. Sub. Notes, (144a)
  8.50%, 6/1/11                                        75,000             75

Eldorado Resorts, Sr. Sub. Notes
  10.50%, 8/15/06                                      50,000             52

Erac USA Finance
  Sr. Notes, (144a)
  8.00%, 1/15/11                                       95,000             97

Exelon, Sr. Notes, (144a)
  6.95%, 6/15/11                                      122,000            121

Fairchild Semiconductor
  Sr. Sub. Notes
  10.50%, 2/1/09                                      100,000             97

Fairfax Financial, Sr. Notes
  8.25%, 10/1/15                                      225,000            170

Federated Department Stores
  6.625%, 4/1/11                                       94,000             90

First Union, Sr. Notes
  7.55%, 8/18/05                                      130,000            137

Flextronics, Sr. Sub. Notes
  9.875%, 7/1/10                                       75,000             75

Ford Motor Credit Company
  Sr. Notes
  7.875%, 6/15/10                                     250,000            262

Four M, Sr. Notes
  12.00%, 6/1/06                                       75,000             73

Fresenius, Sr. Notes
  7.875%, 2/1/08                                       50,000             50

Frontier Oil, Sr. Notes
  11.75%, 11/15/09                                     50,000             54

Geophysique, Sr. Notes
  10.625%, 11/15/07                                    50,000             52

Global Imaging Systems
  Sr. Sub. Notes
  10.75%, 2/15/07                                      25,000             23

Goldman Sachs Group
  Sr. Notes
  6.875%, 1/15/11                                     400,000            398

Harrah's Entertainment
  Sr. Sub Notes
  7.875%, 12/15/05                                     75,000             76


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                          In thousands

Hartford Life, Sr. Notes
  6.90%, 6/15/04                                      150,000   $        155

Hasbro Inc, 6.60%, 7/15/28                             25,000             17

Hawk, Sr. Notes
  10.25%, 12/1/03                                      75,000             72

Hercules, Sr. Notes, (144a)
  11.125%, 11/15/07                                    45,000             45

Hexcel, Sr. Sub. Notes
  9.75%, 1/15/09                                       40,000             39

HMH Properties, Sr. Notes
  7.875%, 8/1/08                                       50,000             47

Hollinger International
  9.25%, 3/15/07                                      150,000            151

Household Finance
  6.50%, 1/24/06                                      150,000            152

Hutchison Whampoa, (144a)
  7.00%, 2/16/11                                       85,000             84

Insight Midwest, Sr. Notes
  (144a), 10.50%, 11/1/10                             150,000            157

International Game Technology
  Sr. Notes
  8.375%, 5/15/09                                     150,000            154

International Wire, Sr. Notes
  11.75%, 6/1/05                                       25,000             26

  11.75%, 6/1/05                                       75,000             76

Intertek Finance, Sr. Notes
  10.25%, 11/1/06                                      25,000             20

Iron Mountain, Sr. Notes
  8.625%, 4/1/13                                      100,000            101

Isle of Capris Casinos
  Sr. Sub. Notes
  8.75%, 4/15/09                                       25,000             23

Jack in the Box
  Sr. Secured Notes
  9.75%, 11/1/03                                      125,000            127

Jitney-Jungle Stores
  12.00%, 3/1/06                                       75,000              0

Jostens, Sr. Sub. Notes
  12.75%, 5/1/10                                       75,000             76

Koppers, Sr. Sub. Notes
  9.875%, 12/1/07                                      75,000             74

L-3 Communications
  Sr. Sub. Notes
  10.375%, 5/1/07                                      50,000             53



T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

Lehman Brothers, Sr. Notes
  7.875%, 8/15/10                                     170,000   $        179

Lennar, Sr. Notes, 9.95%, 5/1/10                       50,000             54

LifePoint Hospitals
  Sr. Sub. Notes
  10.75%, 5/15/09                                     150,000            163

Lin Television, Sr. Notes
  (144a), 8.00%, 1/15/08                               75,000             72

Luigino's, Sr. Sub. Notes
  10.00%, 2/1/06                                       50,000             42

Lyondell Chemical
  Sr. Sub. Notes
  10.875%, 5/1/09                                      50,000             50

MacDermid, Sr. Sub. Notes
  (144a), 9.125%, 7/15/11                              75,000             74

MBNA America Bank National Association
  Sr. Notes, 6.50%, 6/20/06                           150,000            148

McCormick, 6.40%, 2/1/06                              125,000            125

Meritage, Sr. Notes
  (144a), 9.75%, 6/1/11                                25,000             25

Metronet Communications, Sr. Disc Notes
  STEP, 0%
  6/15/08                                             200,000            166

  Morgan Stanley
  6.10%, 4/15/06                                      200,000            200

Nextel Communications (Class A)
  Sr. Disc Notes
  STEP, 0%
  10/31/07                                            225,000            146

Nextel Partners
  Sr. Disc. Notes
  0%, 2/1/09                                           75,000             44

Nortek, 9.875%, 3/1/04                                 50,000             51

Nortek, (144a) 9.875%, 6/15/11                         75,000             72

Northern Trust, Sr. Notes
  MTN 6.65%, 11/9/04                                  250,000            258

NTL, Sr. Notes
  11.875%, 10/1/10                                    100,000             67

Ocean Energy, Sr. Sub Notes
  8.375%, 7/1/08                                       75,000             80

Omnicare, Sr. Sub. Notes
  (144a), 8.125%, 3/15/11                              50,000             52


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                         In thousands

Orange, Sr. Notes
  9.00%, 6/1/09                                       150,000   $        156

Orion Power, Sr. Notes
  (144a), 12.00%, 5/1/10                               75,000             83

Owens & Minor, Sr. Sub. Notes
  10.875%, 6/1/06                                      25,000             26

Packaged Ice, Sr. Notes
  9.75%, 2/1/05                                        25,000             21

Packaging Corp. of America
  Sr. Sub. Notes
  9.625%, 4/1/09                                      150,000            159

Paxson Communications
  Sr. Sub. Notes, (144a)
  10.75%, 7/15/08                                      50,000             50

Pegasus Satellite Common
  Sr. Notes, 12.375%, 8/1/06                           75,000             73

PG&E National Energy
  Sr. Notes, (144a)
  10.375%, 5/16/11                                    125,000            125

Phelps Dodge
  Sr. Notes, 8.75%, 6/1/11                            125,000            123

PHH, MTN, 8.125%, 2/3/03                               85,000             87

Playtex Products
  Sr. Sub. Notes, (144a)
  9.375%, 6/1/11                                      100,000            102

Premier Parks
  Sr. Disc. Notes
  STEP, 0%, 4/1/08                                    100,000             82

Pride Petroleum Services
  Sr. Notes, 9.375%, 5/1/07                            75,000             79

Principal Mutual, (144a)
  8.00%, 3/1/44                                       150,000            138

Province of Manitoba, Sr. Notes
  7.50%, 2/22/10                                       70,000             76

PSEG Energy, Sr. Notes, (144a)
  8.50%, 6/15/11                                       85,000             84

PSEG Power, (144a)
  6.875%, 4/15/06                                      75,000             75

Quebecor Media
  (144a), 11.125%, 7/15/11                             25,000             25

Qwest Communications International
  7.90%, 8/15/10                                      275,000            283

R & B Falcon, Sr. Notes
  6.95%, 4/15/08                                      200,000            201


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

Radio One, Sr. Sub Notes
  (144a), 8.875%, 7/1/11                              100,000   $        100

Riverwood International
  Sr. Notes, 10.25%, 4/1/06                           150,000            153

Rogers Wireless
  Sr. Notes, (144a)
  9.625%, 5/1/11                                       75,000             75

Royal KPN, 7.50%, 10/1/05                             140,000            138

Ryland, Sr. Sub. Notes
  9.125%, 6/15/11                                      75,000             74

Salem Communications
  Sr. Sub. Notes, (144a)
  9.00%, 7/1/11                                        50,000             50

SBC Communications
  Sr. Notes
  6.25%, 3/15/11                                      135,000            131

Schuff Steel, Sr. Notes
  10.50%, 6/1/08                                       25,000             24

Scotland International Finance
  Sr. Sub Notes
  6.50%, 2/15/11                                      100,000             96

Sealy Mattress, Sr. Sub. Notes
  (144a) 9.875%, 12/15/07                              50,000             49

Sears Roebuck Acceptance
  7.00%, 2/1/11                                       100,000             98

Sempra Energy
  Sr. Notes
  6.80%, 7/1/04                                       150,000            149

  6.95%, 12/1/05                                       90,000             89

Simon Debartolo Group
  6.875%, 11/15/06                                     90,000             89

Simon Property
  7.375%, 1/20/06                                     130,000            132

Sinclair Broadcast Group
  Sr. Sub Notes
  8.75%, 12/15/07                                      75,000             72

SITEL, Sr. Sub. Notes
  9.25%, 3/15/06                                       50,000             44

Six Flags Entertainment,
  Sr. Notes, 8.875%, 4/1/06                            75,000             75

Speedway Motorsports
  Sr. Sub. Notes
  8.50%, 8/15/07                                      150,000            152

Sprint, 6.125%, 11/15/08                              175,000            162

--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Sun Media, Sr. Sub. Notes
  9.50%, 2/15/07                                       50,000   $         50

TeleWest Communications
  Sr. Disc. Notes
  11.00%, 10/1/07                                     100,000             85

Terex, Sr. Sub. Notes
  (144a), 10.375%, 4/1/11                              50,000             51

Textron, Sr. Notes
  6.375%, 7/15/04                                     300,000            303

Time Warner Telecom
  Sr. Notes
  10.125%, 2/1/11                                      75,000             68

Triad Hospitals
  Sr. Notes
  (144a), 8.75%, 5/1/09                                50,000             51

  Sr. Sub. Notes
  11.00%, 5/15/09                                      50,000             54

Triton PCS Holdings
  Sr. Sub. Disc. Notes
  STEP, 0%, 5/1/08                                    200,000            160

Tyco International, Sr. Notes
  6.75%, 2/15/11                                      200,000            198

Union Pacific, 6.65%, 1/15/11                         130,000            127

Universal Compression
  Sr. Notes
  STEP, 0%, 2/15/08                                   250,000            225

Venture Holdings
  Sr. Notes, 11.00%, 6/1/07                            50,000             40

Verizon Communications Global Funding
  (144a), 7.75%, 12/1/30                              150,000            154

Viacom, Sr. Notes
  (144a), 6.625%, 5/15/11                             115,000            113

VoiceStream Wireless
  Sr. Notes
  10.375%, 11/15/09                                   100,000            114

Waste Management
  7.70%, 10/1/02                                      150,000            153

WCI Communities
  Sr. Sub. Notes
  (144a), 10.625%, 2/15/11                             50,000             52

Western Wireless
  Sr. Sub Notes
  10.50%, 2/1/07                                       50,000             52


T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Westinghouse Air Brake
  Sr. Notes
  9.375%, 6/15/05                                      50,000   $         50

Williams Scotsman
  Sr. Notes, 9.875%, 6/1/07                            50,000             47

Worldcom,
  Sr. Notes, 7.50%, 5/15/11                           250,000            243

Young Broadcasting
  Sr. Sub. Notes
  (144a), 10.00%, 3/1/11                              100,000             96

Total Corporate Bonds (Cost $18,234)                                  17,930


ASSET-BACKED SECURITIES 2.3%

Capital One Master Trust
  7.90%, 10/15/10                                     200,000            207

Case Equipment Loan Trust
  5.86%, 2/15/05                                      134,886            135

CIT Equipment Collateral Trust
  6.93%, 7/20/11                                      250,000            260

CIT RV Trust
  6.09%, 2/15/12                                      300,000            304

Citibank Credit Card Issuance Trust
  6.90%, 10/17/07                                     275,000            286

  7.45%, 9/15/07                                      125,000            129

DaimlerChrysler Auto Trust
  6.66%, 1/8/05                                       300,000            308

MBNA Credit Card Trust
  5.75%, 10/15/08                                     275,000            274

Nissan Auto Recreation
  5.75%, 6/15/06                                      275,000            278

Toyota Auto Receivables Owner Trust
  6.80%, 4/15/07                                      250,000            258

Total Asset-Backed Securities (Cost $2,396)                            2,439

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.5%

Bankboston Home Equity Loan Trust
  6.35%, 2/25/13                                      150,000            149

COMM 2000
  7.416%, 4/15/10                                     150,000            159

  7.494%, 4/15/10                                     150,000            156

JP Morgan Chase
  6.26%, 3/15/33                                      250,000            242

--------------------------------------------------------------------------------

                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


JP Morgan Commercial Mortgage Finance
  7.409%, 8/15/32                                     150,000   $        156

LB Commercial Conduit Mortgage Trust
  6.78%, 4/15/09                                      325,000            330

Mellon Residential Funding
  5.945%, 2/25/11                                     275,000            275

Salomon Brothers Mortgage Securities VII
  7.455%, 4/18/10                                     150,000            157

Total Non-U.S. Government
Mortgage-Backed Securities (Cost $1,596)                               1,624

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.4%

Federal Home Loan Mortgage
  6.502%, 11/25/30                                    400,000            398

Federal National Mortgage Assn.
  6.00%, 10/1/13 - 4/1/16                           1,641,114          1,617

  6.50%, 7/25/16 - 1/1/26                             630,182            633

  7.00%, 12/1/15                                      368,459            375

Government National Mortgage Assn.
  I
  6.00%, 4/15/26                                      433,438            421

  6.50%, 3/15/26 - 5/15/29                          2,008,308          1,993

  7.00%, 12/15/27                                      89,998             91

  7.50%, 5/15/24 - 11/15/25                           164,324            169

  8.00%, 10/15/25 - 6/15/26                           197,596            206

  8.50%, 12/15/24                                      15,198             16

  11.50%, 11/15/19                                     15,892             17

  II
  6.00%, 6/20/31                                      119,000            115

  6.50%, 10/20/26                                     200,000            200

  7.00%, 9/20/27                                      564,336            569

Total U.S. Government Mortgage-
Backed Securities (Cost $6,768)                                        6,820

U.S. GOVERNMENT OBLIGATIONS/AGENCIES 9.4%

Federal National Mortgage Assn.
  5.50%, 2/15/06                                      900,000            898

  7.125%, 1/15/30                                   1,115,000          1,187

Tennessee Valley Auth.
  Sr. Notes, 5.88%, 4/1/36                            600,000            602

U.S. Treasury Bonds
  6.25%, 8/15/23                                       50,000             52

  6.75%, 8/15/26                                    2,550,000          2,829

  7.50%, 11/15/16                                     125,000            146

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands

U.S. Treasury Inflation-Indexed Notes
  3.375%, 1/15/07                                     530,062   $        537

U.S. Treasury Notes
  4.25%, 11/15/03                                   2,390,000          2,380

  5.75%, 11/15/05                                     700,000            721

  5.875%, 11/15/04                                    340,000            351

  6.50%, 8/15/05 - 2/15/10                            240,000            256

Total U.S. Government Obligations
Agencies (Cost $9,703)                                                 9,959


SHORT-TERM INVESTMENTS 3.1%

Money Market Funds 3.1%

T. Rowe Price Reserve Investment Fund
  4.34% #                                           3,303,397          3,304

Total Short-Term
Investments (Cost $3,303)                                              3,304

Total Investments in Securities
99.4% of Net Assets (Cost $99,853)                              $    105,744



                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                           In thousands


Other Assets Less Liabilities                                           619

NET ASSETS                                                        $  106,363
                                                                  ----------

Net Assets Consist of:
Accumulated net investment income -
net of distributions                                              $       54

Accumulated net realized gain/loss -
net of distributions                                                  (1,188)

Net unrealized gain (loss)                                             5,889

Paid-in-capital applicable to
7,088,531 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares authorized                                                    101,608

NET ASSETS                                                       $   106,363
                                                                 -----------

NET ASSET VALUE PER SHARE                                        $     15.00
                                                                 -----------


#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipt

MTN  Medium term note

REIT  Real Estate Investment Trust


STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)

144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.04% of net assets.

AUD  Australian dollar

CHF  Swiss franc

DKK  Danish krone

EUR  Euro

GBP  British sterling

HKD  Hong Kong dollar

JPY  Japanese yen

MXN  Mexican peso

MYR  Malaysian ringgit

NOK  Norwegian krone

NZD  New Zealand dollar

SEK  Swedish krona

SGD  Singapore dollar

USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
(Unaudited)
--------------------------------------------------------------------------------

                                                                    6 Months
                                                                       Ended
                                                                     6/30/01
--------------------------------------------------------------------------------

Investment Income (Loss)
Income
  Interest                              $                              1,491
  Dividend (net of foreign taxes of $36)                                 632
  Other                                                                   16

  Total Income                                                         2,139

Expenses
  Investment management and administrati                                 477

Net investment income (loss)                                           1,662

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                            (897)
  Futures                                                                 (7)
  Foreign currency transactions                                           (8)

  Net realized gain (loss)                                              (912)

Change in net unrealized gain or loss
  Securities                                                          (2,867)
  Other assets and liabilities
  denominated in foreign currencies                                       (2)

  Net unrealized gain or loss                                         (2,869)

Net realized and unrealized gain (loss)                               (3,781)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $ (2,119)
                                                                    --------


The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
(Unaudited)
--------------------------------------------------------------------------------

x                                                    6 Months           Year
x                                                       Ended          Ended
x                                                     6/30/01       12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                   $      1,662   $      3,237
  Net realized gain (loss)                               (912)         4,524
  Change in net unrealized gain or loss                (2,869)        (1,924)

  Increase (decrease) in net assets
  from operations                                      (2,119)         5,837

Distributions to shareholders
  Net investment income                                (1,616)        (3,182)
  Net realized gain                                      --           (5,517)

  Decrease in net assets from
  distributions                                        (1,616)        (8,699)

Capital share transactions *
  Shares sold                                           7,022         35,477
  Distributions reinvested                              1,616          8,699
  Shares redeemed                                      (8,253)       (16,860)

  Increase (decrease) in net assets
  from capital share transactions                         385         27,316

Net Assets
Increase (decrease) during period                      (3,350)        24,454
Beginning of period                                   109,713         85,259

End of period                                    $    106,363   $    109,713
                                                 ------------   ------------

*Share information
  Shares sold                                             463          2,235
  Distributions reinvested                                110            558
  Shares redeemed                                        (543)        (1,064)

  Increase (decrease) in shares outstanding                30          1,729



The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series , Inc. (the corporation) is registered under the Investment Company Act of 1940. The T. Rowe Price Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

  Premiums and Discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes. On January 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to January 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $8,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended June 30, 2001 the effect of this change was to increase net investment income by $10,000 ($0.001 per share), and decrease net realized gain/loss on securities by $10,000 ($0.001 per share). This change had no effect on the fund's net assets or total return.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

T. Rowe Price Personal Strategy Balanced Portfolio


NOTE 2 - INVESTMENT TRANSACTIONS

  Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $28,994,000 and $25,308,000, respectively, for the six months ended June 30, 2001. Purchases and sales of U.S. government securities aggregated $11,995,000 and $16,963,000, respectively, for the six months ended June 30, 2001.


NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income.

  At June 30, 2001, the cost of investments for federal income tax purposes was $99,845,000. Net unrealized gain aggregated $5,899,000 at period end, of which $12,387,000 related to appreciated investments and $6,488,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $63,000 was payable at June 30, 2001. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $91,000 and are reflected as interest income in the accompanying Statement of Operations.

     This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

     T.Rowe Price,  Invest With Confidence
     100 East Pratt Street
     Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

TRP655 (6/01)
K15-058 6/30/01